Document And Entity Information	Jan. 08, 2024
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 08, 2024
Entity Registrant Name	Carmell Corporation
Entity Central Index Key	0001842939
Entity Emerging Growth Company	true
Entity File Number	001-40228
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1645738
Entity Address, Address Line One	2403 Sidney Street, Suite 300
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15203
City Area Code	281
Local Phone Number	297-8276
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Amendment Description
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CTCX
Security Exchange Name	NASDAQ
Common Stock Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	CTCXW
Security Exchange Name	NASDAQ